Fair Value of Derivative Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Derivative Instruments

3. Fair Value of Derivative Instruments

The Company held no derivatives designated as hedges as of December 31, 2017 and 2018.

The fair value of the cross-currency interest rate swap agreement is the estimated amount that we would receive to sell or transfer the swap at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of the swap counterparties. The estimated amount is the present value of future cash flows. The Company transacts all of these derivative instruments through investment-grade rated financial institutions at the time of the transaction. It is possible that the amount recorded as a derivative asset or liability could vary by a material amount in the near term if there is volatility in the credit markets.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring basis.

	December 31, 2017			December 31, 2018
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cross-currency interest rate swap agreement	Level 2	—	—	(5,154)	(5,154)